Notes Payable (Details Narrative) (10-K) - USD ($)		6 Months Ended		12 Months Ended
	May 02, 2020	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Notes payable		$ 296,801		$ 76,350
Debt interest rate	1.00%			8.00%
Debt instrument maturity date	May 01, 2022	Apr. 30, 2020		Apr. 30, 2020
Proceeds from loan		$ 42,500
Monthly payment for installments				$ 3,100
Debt discount		215,686		0
Debt conversion amount				4,692
Repayments of notes payable		$ 244	$ 19,556	19,556	$ 50,482
Warrant [Member]
Debt discount					$ 49,880
Debt conversion shares					30,016
Warrant issued conversion, description					Each of the warrants issued pursuant to conversion of these notes, if exercised, qualified for 1 additional share of common stock transferred from a founder of the Company for every 3 shares received through exercising of these warrants
Bridge Note Agreements With Note Holders [Member]
Notes payable					$ 215,000
Bridge Note Agreements [Member] | Warrant [Member]
Detachable warrant purchase of exercisable, per share					$ 1.11
Warrant issued shares					96,750
Debt discount					$ 49,880
Bridge Note Conversion Agreements [Member]
Accrued interest					4,280
Debt conversion amount					$ 150,000
Debt conversion shares					462,838
Debt conversion price per share					$ 0.33
Bridge Note Conversion Agreements [Member] | Warrant [Member]
Detachable warrant purchase of exercisable, per share						$ 0.33
Warrant issued shares						69,426
Conversion Agreements [Member] | Warrant [Member]
Detachable warrant purchase of exercisable, per share					$ 0.33
One Note Payable [Member]
Notes payable				15,000	$ 18,831
Accrued interest				$ 95	$ 0
Debt interest rate				6.50%	12.00%
Debt instrument maturity date				Feb. 25, 2020	Sep. 30, 2019
Proceeds from loan				$ 27,500
Debt description					The note terms dictate 12% simple interest, compounding daily based on a 365-day year, paid out 6 months from the date of the note and the issuance of a detachable warrant for purchase of half of the principal amount in shares exercisable at $1.11 per share for a 3-year term.
Detachable warrant purchase of exercisable, per share					$ 1.11
Detachable warrant term					3 years
Debt maturity date description					All debt discount associated with the warrants issued in conjunction with this note was charged to interest expense as of the maturity date of the note in February of 2019.
Initial payment for installments					$ 5,000
Monthly payment for installments					3,000
Note Payable [Member]
Accrued interest					4,313
Debt conversion amount					$ 50,734
Debt conversion price per share					$ 0.33
Equity issuance expense					$ 33,822
Repayments of notes payable					$ 46,169
Note Payable [Member] | Conversion Agreements [Member]
Debt conversion price per share					$ 0.55